CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2018	12-31-2017
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	126	148
Bank checking account balances	327,006	209,037
Time deposits	478,775	292,105
Mutual funds	270,035	73,170
Other cash and cash equivalents (*)	-	15,426
Total	1,075,942	589,886
(*) Applies to purchase contracts with resale commitments.

Disclosure of detailed information about risk classification of mutual funds investments [Text Block]
The risk classification of the mutual funds in effect as of
December 31
, 2018 and December 31, 2017 is shown below.

	December 2018 ThU.S.$	December 2017 ThU.S.$
AAAfm	268,237	64,471
No classification	1,798	8,699
Total Mutual Funds	270,035	73,170

Changes in Financial Liabilities

		Cash Flow
	Opening balance 01-01-2018	Borrowings obtained	Borrowings paid	Interest paid	Accrued interest	Inflation adjustment	Non-cash movements	Closing balance 12-31-2018
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	858,457	534,474	(453,789)	(28,397)	30,133	761	(1,204)	940,435
Hedging liabilities	5,393	-	-	(803)	-	(138)	67,147	71,599
Bonds and promissory notes	3,302,685	329,077	(21,495)	(143,080)	144,116	(112,773)	3,124	3,501,654
Total	4,166,535	863,551	(475,284)	(172,280)	174,249	(112,150)	69,067	4,513,688

		Cash Flow
	Opening balance 01-01-2017	Borrowings obtained	Borrowings paid	Interest paid	Accrued interest	Inflation adjustment	Non-cash movements	Closing balance 12-31-2017
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	914,358	421,309	(481,205)	(28,141)	27,894	(439)	4,681	858,457
Hedging liabilities	87,364	-	-	-	-	-	(81,971)	5,393
Bonds and promissory notes	3,452,658	891,172	(1,146,506)	(233,045)	218,326	122,324	(2,244)	3,302,685
Total	4,454,380	1,312,481	(1,627,711)	(261,186)	246,220	121,885	(79,534)	4,166,535